John Hancock
Classic Value Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 98.1%		$1,577,851,126
(Cost $1,174,930,295)
Communication services 5.0%		80,870,607
Entertainment 2.0%
The Walt Disney Company	340,272	32,683,126
Media 3.0%
Charter Communications, Inc., Class A (A)	129,987	48,187,481
Consumer discretionary 13.0%		209,655,222
Automobile components 6.5%
Lear Corp.	395,933	52,619,496
Magna International, Inc. (B)	912,513	51,876,364
Household durables 2.0%
Newell Brands, Inc.	3,816,773	31,755,551
Textiles, apparel and luxury goods 4.5%
Gildan Activewear, Inc. (B)	964,528	31,839,069
PVH Corp.	345,624	41,564,742
Consumer staples 2.3%		37,020,327
Consumer staples distribution and retail 0.3%
Dollar General Corp.	31,100	4,107,377
Food products 2.0%
Tyson Foods, Inc., Class A	601,040	32,912,950
Energy 5.4%		86,355,145
Energy equipment and services 3.0%
Halliburton Company	556,600	19,842,790
NOV, Inc.	1,420,515	27,714,248
Oil, gas and consumable fuels 2.4%
Shell PLC, ADR	616,724	38,798,107
Financials 36.4%		586,046,053
Banks 15.1%
Bank of America Corp.	1,446,569	49,197,812
Citigroup, Inc.	1,355,675	76,148,265
JPMorgan Chase & Co.	234,914	40,959,605
Wells Fargo & Company	1,521,959	76,371,903
Capital markets 4.1%
The Goldman Sachs Group, Inc.	83,097	31,910,079
UBS Group AG	1,134,366	33,928,887
Consumer finance 3.4%
Capital One Financial Corp.	410,220	55,510,970
Financial services 7.9%
Equitable Holdings, Inc.	1,663,342	54,374,650
Global Payments, Inc.	315,842	42,079,630
Voya Financial, Inc.	424,831	30,745,019
Insurance 5.9%
American International Group, Inc.	405,390	28,178,659
MetLife, Inc.	961,347	66,640,574
Health care 13.7%		219,906,312
Health care equipment and supplies 6.4%
Baxter International, Inc.	1,650,899	63,873,282
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	432,739	$37,881,972
Health care providers and services 4.0%
Cardinal Health, Inc.	144,918	15,823,596
CVS Health Corp.	70,360	5,232,673
Fresenius Medical Care AG, ADR	2,263,674	43,688,908
Pharmaceuticals 3.3%
Bristol-Myers Squibb Company	758,664	37,075,910
Pfizer, Inc.	603,027	16,329,971
Industrials 5.1%		82,741,174
Industrial conglomerates 0.5%
General Electric Company	61,902	8,197,063
Machinery 1.5%
Wabtec Corp.	185,564	24,414,655
Professional services 3.1%
SS&C Technologies Holdings, Inc.	821,525	50,129,456
Information technology 9.7%		155,326,440
Electronic equipment, instruments and components 2.2%
TE Connectivity, Ltd.	243,134	34,571,223
IT services 5.6%
Amdocs, Ltd.	339,598	31,134,345
Cognizant Technology Solutions Corp., Class A	759,710	58,588,835
Semiconductors and semiconductor equipment 1.9%
Skyworks Solutions, Inc.	297,071	31,032,037
Materials 4.7%		75,427,528
Chemicals 4.7%
Dow, Inc.	1,407,230	75,427,528
Utilities 2.8%		44,502,318
Electric utilities 2.8%
Edison International	659,489	44,502,318

	Yield (%)	Shares	Value
Short-term investments 1.2%			$18,479,244
(Cost $18,471,585)
Short-term funds 1.2%			18,479,244
John Hancock Collateral Trust (C)	5.3658(D)	991,782	9,919,310
State Street Institutional Treasury Money Market Fund, Premier Class	5.2641(D)	8,559,934	8,559,934

Total investments (Cost $1,193,401,880) 99.3%	$1,596,330,370
Other assets and liabilities, net 0.7%	11,719,588
Total net assets 100.0%	$1,608,049,958

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $9,698,430.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	85.2%
Canada	5.2%
Germany	2.7%
United Kingdom	2.4%
Ireland	2.4%
Switzerland	2.1%
TOTAL	100.0%
4	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	991,782	$48,022,361	$108,821,266	$(146,944,314)	$14,637	$5,360	$31,171	—	$9,919,310
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5